Major Customer And Geographic Information (Schedule Of Major Customer Data) (Details) - Customer Concentration Risk - Revenue Benchmark	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Israeli Ministry Of Defense
Revenue, Major Customer [Line Items]
Percentage of total revenues	28.00%	25.00%	16.00%
U.S. Government
Revenue, Major Customer [Line Items]
Percentage of total revenues	15.00%	15.00%	17.00%